Income Taxes (Details) - USD ($)	Mar. 31, 2015	Mar. 31, 2014
Income Tax Disclosure [Abstract]
Net operating loss carryforwards	$ 8,745,372	$ 5,999,692
Compensatory stock and warrants	33	10,691
Accrued expenses that are deductible in future periods	$ 43,021	$ 38,808
Depreciation method differences
Deferred tax assets, gross	$ 8,788,426	$ 6,049,191
Valuation allowances	$ (8,788,426)	$ (6,049,191)
Net deferred tax assets